IMPAIRMENT	12 Months Ended
Dec. 31, 2020
IMPAIRMENT
IMPAIRMENT

5) IMPAIRMENT

a) Impairment of PP&E

($ thousands)	2020	2019	2018
Crude oil and natural gas properties:
Canada cost centre	$134,349	$—	$—
U.S. cost centre	860,427	—	—
Total impairment expense	$994,776	$—	$—

The PP&E impairments for the year ended December 31, 2020 were due to lower twelve-month average trailing crude oil and natural gas prices. There was no PP&E impairments recorded for the years ended December 31, 2019 and 2018. The primary factors that will affect future ceiling values include future first-day-of-the-month commodity prices, reserves revisions, capital expenditure levels and timing, acquisition and divestment activity, and production levels. The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus’ ceiling test as at December 31, 2020, 2019 and 2018:

	WTI Crude Oil	Edm Light Crude	U.S. Henry Hub Gas	Exchange Rate
Period	US$/bbl	CDN$/bbl	US$/Mcf	US$/CDN
2020	$39.54	$45.56	$2.00	1.34
2019	55.85	66.73	2.58	1.33
2018	65.56	69.58	3.10	1.28

b) Impairment of Goodwill

Enerplus recorded goodwill impairment of $202.8 million related to its U.S. reporting unit for the year ended December 31, 2020 (December 31, 2019 - $451.1 million for the Canadian reporting unit). The impairment was a result of lower commodity prices, which resulted in a reduction in the fair value of the U.S. reporting unit. The U.S reporting unit for the goodwill impairment test was based on its reserve values at forecasted prices and costs at June 30, 2020. At December 31, 2020, there was no goodwill remaining on the Company’s Condensed Consolidated Balance Sheet. There was no goodwill impairment for the year ended December 31, 2018.

The fair value of the U.S. reporting unit was estimated using proved reserves as at the measurement date base on forward price curves as determined by external reserve engineers and discounted using an estimated after-tax discount rate of 15%. The estimated fair value of the reporting units is considered a level 3 fair value under the fair value hierarchy.